Schwab U.S. Treasury Money Fund
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab U.S. Treasury Money Fund
(the “fund”)

Supplement dated November 22, 2011 to the
Prospectus dated April 30, 2011

Currently, the investment adviser and its affiliates may waive or reimburse fund fees and expenses in order to maintain a positive net yield for the fund. The investment adviser, based on its view of market conditions for U.S. Treasury securities, may in the future, but not sooner than December 22, 2011, waive or reimburse fund fees and expenses to maintain a non-negative net yield for the fund, with the result being that the fund may have a zero net yield. Accordingly, the following changes are made to the Prospectus:

1. The “Fund fees and expenses” Section on Page 8 is deleted and replaced in its entirety with the following:
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab U.S. Treasury Money Fund
Shareholder fees	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab U.S. Treasury Money Fund
Management fees		0.31%
Distribution (12b-1) fees		none
Other expenses		0.41%
Total annual fund operating expenses		0.72%
Less expense reduction		(0.12%)
Total annual fund operating expenses after expense reduction	[1]	0.60%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. "Non-routine expenses" that are not subject to the foregoing contractual operating expense limitation include, but are not limited to, any reimbursement payments made by the fund to the investment adviser and/or its affiliates of fund fees and expenses that were previously waived or reimbursed by the investment adviser and/or its affiliates in order to maintain a non-negative net yield for the fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	CHARLES SCHWAB FAMILY OF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000857156
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 22, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Schwab U.S. Treasury Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	swvxx_SupplementTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab U.S. Treasury Money Fund
(the “fund”)

Supplement dated November 22, 2011 to the
Prospectus dated April 30, 2011

Currently, the investment adviser and its affiliates may waive or reimburse fund fees and expenses in order to maintain a positive net yield for the fund. The investment adviser, based on its view of market conditions for U.S. Treasury securities, may in the future, but not sooner than December 22, 2011, waive or reimburse fund fees and expenses to maintain a non-negative net yield for the fund, with the result being that the fund may have a zero net yield. Accordingly, the following changes are made to the Prospectus:

Fund fees and expenses	swvxx_FundFeesAndExpensesAbstract
Supplement Fees and Expenses [Text Block]	swvxx_SupplementFeesAndExpensesTextBlock	1. The “Fund fees and expenses” Section on Page 8 is deleted and replaced in its entirety with the following:
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Shareholder fees	rr_ShareholderFeeOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.60% [1]

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. "Non-routine expenses" that are not subject to the foregoing contractual operating expense limitation include, but are not limited to, any reimbursement payments made by the fund to the investment adviser and/or its affiliates of fund fees and expenses that were previously waived or reimbursed by the investment adviser and/or its affiliates in order to maintain a non-negative net yield for the fund.